MINE HOLDING COSTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Mine Holding Costs [Abstract]
Disclosure of detailed information about mine holding costs [Table Text Block]
	Year Ended December 31,
	2023	2022
La Parrilla(1)	$3,576	$3,320
Del Toro	2,849	2,347
San Martin	905	3,609
La Guitarra(1)	514	2,654
Santa Elena (2)	3,296	-
Jerritt Canyon	10,948	-
	$22,088	$11,930

(1) The La Guitarra and the La Parrilla mines, previously classified as an asset held-for-sale, were sold during the first quarter and the third quarter of 2023, respectively (Note 14).

(2) During 2023, the Company processed ore solely from the Ermitaño mine which is part of the Santa Elena operation. During the year ended December 31, 2023, the Company has incurred $3.3 million (2022 - $nil) in holding costs relating to care and maintenance charges for the Santa Elena mine.